Short-term debt (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 24, 2024
Debt
Total short-term debt	$ 1,200,000	$ 2,700,000
Short-term line of credit
Debt
Short-term credit lines available amount			$ 1,400,000
Bank loan with HSBC Mexico
Debt
Total short-term debt	$ 600,000	$ 900,000
Term of loan	6 months	6 months
Spread on interest rate basis	0.60%	0.50%
Short-term credit lines available amount	$ 600,000	$ 900,000
Bank loan with Banco Nacional de Mexico
Debt
Total short-term debt	$ 400,000	$ 1,000,000
Term of loan	6 months	6 months
Spread on interest rate basis	1.00%	1.00%
Short-term credit lines available amount	$ 400,000	$ 1,000,000
Credit line with Banco Santander Mexico
Debt
Total short-term debt	$ 200,000	$ 800,000
Term of loan	3 months	6 months
Spread on interest rate basis	1.40%	1.55%
Short-term credit lines available amount	$ 200,000	$ 1,000,000